SHAREHOLDERS' EQUITY - Schedule of summary of the changes in accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, net	$ (33,455)	$ (1,056)
Other comprehensive income before reclassifications, net	(6,911)	(52,253)
Total accumulated other comprehensive income, net	4,192	(33,455)
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	1,993	938
Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	25,160	10,912
Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	8,997	3,963
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	5,460	2,433
Financial expenses, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	2,948	1,608
Unrealized gain (losses) on marketable securities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, net	(11,689)	(933)
Other comprehensive income before reclassifications, net	5,645	(12,364)
Total accumulated other comprehensive income, net	(3,096)	(11,689)
Unrealized gain (losses) on marketable securities | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	0	0
Unrealized gain (losses) on marketable securities | Financial expenses, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	2,948	1,608
Unrealized gain (losses) on cash flow hedges
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, net	(21,766)	(123)
Other comprehensive income before reclassifications, net	(12,556)	(39,889)
Total accumulated other comprehensive income, net	7,288	(21,766)
Unrealized gain (losses) on cash flow hedges | Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	1,993	938
Unrealized gain (losses) on cash flow hedges | Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	25,160	10,912
Unrealized gain (losses) on cash flow hedges | Selling and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	8,997	3,963
Unrealized gain (losses) on cash flow hedges | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net	5,460	2,433
Unrealized gain (losses) on cash flow hedges | Financial expenses, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amounts reclassified from accumulated other comprehensive income, net		$ 0